Financial risk management objectives and policies - Capital management (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments
Equity	R$ 2,833.6	R$ 1,002.0	R$ (392.2)	R$ 416.5
Net debt	846.7	2,283.6
Total capital	3,680.3	3,285.6
Cash and cash equivalent
Disclosure of detailed information about financial instruments
Financial assets	(762.3)	(549.2)
Short-term investment
Disclosure of detailed information about financial instruments
Financial assets	(1,036.1)	(331.2)
Long-term investments
Disclosure of detailed information about financial instruments
Financial assets	(836.0)	(753.2)
Restricted financial investments
Disclosure of detailed information about financial instruments
Financial assets	(8.8)	(162.0)
Financial liabilities held for trading at fair value through profit and loss
Disclosure of detailed information about financial instruments
Financial liabilities		44.7
Loans and financing
Disclosure of detailed information about financial instruments
Financial liabilities	R$ 3,489.9	R$ 4,034.5